Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets attributed to:
Net appreciation in fair value of investments	$ 21,340,570
Interest, dividends, and other income	2,978,309
Interest on notes receivable from participants	93,492
Contributions:
Employer	5,802,605
Participants	5,880,817
Rollovers	880,116
Total contributions	12,563,538
Total additions	36,975,909
Deductions from net assets attributed to:
Benefits paid to participants	10,762,799
Administrative expenses	139,630
Total deductions	10,902,429
Net increase	26,073,480
Beginning of year	165,249,510
End of year	$ 191,322,990